Guaranteed Benefit Features - Assumptions and Methodology Used to Determine Additional Reserves (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Number of investment performance scenarios	1,000	1,000
Investment blended rate of return (percent)	9.00%
GMDB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Number of investment fund groups	6	6
Investment blended rate of return (percent)	8.10%	8.10%
Volatility rate (percent)	15.80%	15.80%
Discount rate (percent)	5.50%	5.50%
GMIB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Investment blended rate of return (percent)	8.10%	8.10%
Volatility rate (percent)	15.80%	16.50%
Discount rate (percent)	5.50%	5.50%
GMAB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Period of implied volatility (years)	5 years	5 years
GMWB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Period of implied volatility (years)	5 years	5 years
GMWBL
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Period of implied volatility (years)	5 years	5 years